EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Mar. 31, 2015	Feb. 28, 2015
Equity Method Investment [Roll Forward]
Beginning balance			$ 4,224
Distributions received from associated companies			(7,600)	$ (300)	$ (100)
Share of income / (loss)			4,620	(381)	(433)
Impairment loss			0	(2,142)	$ (4,600)
Ending Balance			$ 2,287	$ 4,224
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 770	$ 621	$ 770
Distributions received from associated companies			0	0
Share of income / (loss)			827	(149)	$ 140
Impairment loss			0	0	0
Equity contribution			0	0
Purchases				0
Ending Balance			$ 1,448	$ 621	$ 770
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance		4,958	$ 2,872	$ 4,958
Distributions received from associated companies			(7,300)	0
Share of income / (loss)			3,473	(694)	$ (821)
Impairment loss		$ (2,200)	0	(2,142)	(4,600)
Equity contribution	$ 800		1,000	750
Purchases				0
Ending Balance			$ 45	$ 2,872	4,958
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.25%	21.25%	22.19%	22.19%		22.19%
Equity Method Investment [Roll Forward]
Beginning balance		$ 497	$ 731	$ 497
Distributions received from associated companies			(257)	(256)
Share of income / (loss)			320	462
Impairment loss				0
Equity contribution			0	0
Purchases				28
Ending Balance			$ 794	$ 731	497
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			25.00%	25.00%			20.00%	20.00%	20.00%	20.00%
Equity Method Investment [Roll Forward]
Beginning balance		0	$ 0	$ 0
Distributions received from associated companies			0	0
Share of income / (loss)			0	0
Impairment loss				0
Equity contribution			0	0
Purchases				0
Ending Balance			0	0	0
Total [Member]
Equity Method Investment [Roll Forward]
Beginning balance		$ 6,225	4,224	6,225
Distributions received from associated companies			(7,557)	(256)
Share of income / (loss)			4,620	(381)
Impairment loss				(2,142)
Equity contribution			1,000	750
Purchases				28
Ending Balance			$ 2,287	$ 4,224	$ 6,225